Nuveen Tradewinds Global Resources Fund
Nuveen Tradewinds Global Resources Fund
Investment Objective
The investment objective of the Fund is to seek long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund or in other Nuveen Mutual Funds. More information about these and other discounts, as well as eligibility requirements for each share class, is available from your financial advisor and in “What Share Classes We Offer” on page 37 of the Fund’s prospectus, “How to Reduce Your Sales Charge” on page 39 of the prospectus and “Purchase and Redemption of Fund Shares” on page S-70 of the Fund’s statement of additional information.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Nuveen Tradewinds Global Resources Fund (USD $)		Class A	Class C	Class R3	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of purchase price or redemption proceeds)	[1]	none	1.00%	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends		none	none	none	none
Exchange Fee		none	none	none	none
Annual Low Balance Account Fee (for accounts under $1,000)	[2]	15	15	none	15
[1]	The contingent deferred sales charge on Class C shares applies only to redemptions within 12 months of purchase.
[2]	Fee applies to the following types of accounts under $1,000 held directly with the Fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Nuveen Tradewinds Global Resources Fund		Class A	Class C	Class R3	Class I
Management Fees		0.87%	0.87%	0.87%	0.87%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	0.50%	none
Other Expenses	[1]	0.31%	0.32%	0.33%	0.29%
Total Annual Fund Operating Expenses		1.43%	2.19%	1.70%	1.16%
[1]	Other Expenses have been restated to reflect current contractual fees.

Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Redemption
Expense Example Nuveen Tradewinds Global Resources Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	222	173	118
3 Years	1,001	685	536	368
5 Years	1,312	1,175	923	638
10 Years	2,190	2,524	2,009	1,409

No Redemption
Expense Example, No Redemption Nuveen Tradewinds Global Resources Fund (USD $)	Class A	Class C	Class R3	Class I
1 Year	712	222	173	118
3 Years	1,001	685	536	368
5 Years	1,312	1,175	923	638
10 Years	2,190	2,524	2,009	1,409

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 88% of the average value of its portfolio.
Principal Investment Strategies
Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and non-U.S. natural resource-related companies. Natural resource-related companies are defined as (i) companies in the energy, industrials, materials and utilities sectors; (ii) companies in the food products industry; (iii) companies, if not in one of these sectors or industry, that (a) derive at least 50% of their revenues or profits from owning, producing, refining, processing, transporting or marketing natural resources or (b) have at least 50% of the fair market value of their assets invested in natural resources; or (iv) pooled investment vehicles that primarily invest in the foregoing companies or that are otherwise designed primarily to provide investment exposure to natural resources. The Fund invests at least 40% of its net assets in non-U.S. securities. The Fund may invest up to 50% of its net assets in securities of emerging markets issuers. The Fund invests in securities of companies located in at least three different countries, which may include the United States. No more than 35% of the Fund’s net assets may be invested in securities of companies located in a single non-U.S. country, other than Canada. The Fund’s investment strategy is not designed to track the performance of any specific benchmark.
Principal Risks
The value of your investment in this Fund will change daily, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

Equity Security Risk—Equity securities may decline significantly in price over short or extended periods of time, and such declines may occur in the equity market as a whole, or they may occur in only a particular country, company, industry, or sector of the market.

Natural Resource-Related Companies Risk—Equity securities of natural resource-related companies are especially affected by developments in the commodities markets; the supply of and demand for specific resources, products and services; the price of oil and gas; exploration and production spending; government regulation; economic conditions; international political developments; energy conservation efforts; and the success of exploration projects. Because the Fund focuses its investments in these companies, it may present more risks than if it were more broadly diversified over numerous industries and sectors of the economy.

Non-U.S./Emerging Markets Risk—Non-U.S. issuers or U.S. issuers with significant non-U.S. operations may be subject to risks in addition to those of issuers located in or that principally operate in the United States as a result of, among other things, political, social and economic developments abroad and different legal, regulatory and tax environments. These additional risks may be heightened for securities of issuers located in, or with significant operations in, emerging market countries. Also, changes in currency exchange rates may affect the Fund’s net asset value, the value of dividends and interest earned, and gains and losses realized on the sale of securities.

Other Investment Companies—When the Fund invests in other investment companies, you bear both your proportionate share of Fund expenses and, indirectly, the expenses of the other investment companies.

Smaller Company Risk—Small-cap stocks involve substantial risk. Prices of small-cap stocks may be subject to more abrupt or erratic movements, and to wider fluctuations, than stock prices of larger, more established companies or the market averages in general. It may be difficult to sell small-cap stocks at the desired time and price. While mid-cap stocks may be slightly less volatile than small-cap stocks, they still involve similar risks.
Fund Performance
The following bar chart and table provide some indication of the potential risks of investing in the Fund. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at www.nuveen.com/MutualFunds/PricingPerformance/Performance.aspx or by calling (800) 257-8787.
The bar chart below shows the variability of the Fund's performance from year to year for Class A shares. The performance of the other share classes will differ due to their different expense structures. The bar chart and highest/lowest quarterly returns that follow do not reflect sales charges, and if these charges were reflected, the returns would be less than those shown.
Class A Annual Total Return
[1]	Class A year-to-date total return as of September 30, 2012 was -7.26%.

During the five-year period ended December 31, 2011, the Fund’s highest and lowest quarterly returns were 25.06% and -29.26%, respectively, for the quarters ended June 30, 2009 and September 30, 2008.
The table below shows the variability of the Fund’s average annual returns and how they compare over the time periods indicated with those of a broad measure of market performance and an index of funds with similar investment objectives. Class R3 shares commenced operations on September 29, 2009. The 5 years and since inception returns for Class R3 shares shown below reflect Class I performance prior to September 29, 2009 adjusted for the difference in fees between the classes. The Fund changed its primary benchmark from the MCSI All Country World Index to the S&P Global Natural Resources Index. The S&P Global Natural Resources Index did not exist at inception of the Fund and Nuveen Fund Advisors, Inc. believes that the S&P Global Natural Resources Index is reflective of the Fund’s strategy and provides an appropriate performance comparison for shareholders. All after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. After-tax returns are shown for Class A shares only; after-tax returns for other share classes will vary. Your own actual after-tax returns will depend on your specific tax situation and may differ from what is shown here. After-tax returns are not relevant to investors who hold Fund shares in tax-deferred accounts such as IRAs or employer-sponsored retirement plans.

Both the bar chart and the table assume that all distributions have been reinvested. Performance reflects fee waivers, if any, in effect during the periods presented. If any such waivers were not in place, returns would be reduced.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns Nuveen Tradewinds Global Resources Fund	1 Year	5 Years	Since Inception	Inception Date
Class A	(27.32%)	2.74%	2.76%	Dec. 15, 2006
Class A (return after taxes on distributions)	(28.08%)	1.70%	1.73%	Dec. 15, 2006
Class A (return after taxes on distributions and sale of Fund shares)	(17.63%)	1.82%	1.84%	Dec. 15, 2006
Class C	(23.44%)	3.18%	3.21%	Dec. 15, 2006
Class R3	(23.08%)	3.68%	3.70%	Dec. 15, 2006
Class I	(22.69%)	4.21%	4.22%	Dec. 15, 2006
S&P Global Natural Resources Index (reflects no deduction for fees, expenses or taxes)	(15.21%)	1.70%	1.57%	Dec. 15, 2006
MSCI ACWI (All Country World Index) (reflects no deduction for fees, expenses or taxes)	(7.35%)	(1.93%)	(1.87%)	Dec. 15, 2006
Market Benchmark Composite Index (reflects no deduction for fees, expenses or taxes)	(15.70%)	1.35%	1.36%	Dec. 15, 2006
Lipper Global Natural Resources Classification Average (reflects no deduction for taxes or certain expenses)	(16.65%)	1.55%	0.93%	Dec. 15, 2006